Current financial assets and Cash and cash equivalents	6 Months Ended
Jun. 30, 2021
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Current financial assets and Cash and cash equivalents
Note 9. Current financial assets and Cash and cash equivalents

As of December 31, 2020	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	27,091	—	27,091
Cash and cash equivalents	241,148	—	241,148

Current financial assets and cash and cash equivalents	268,239	—	268,239

As of June 30, 2021	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	3,393	—	3,393
Cash and cash equivalents	248,226	—	248,226

Current financial assets and cash and cash equivalents	251,619	—	251,619

9.1 Current financial assets
Current financial assets include current restricted cash and other current financial assets.
As of June 30, 2021, restricted cash consists of:

i.	deposit to secure commitment to supplier regarding the manufacturing facility construction for $3 million classified as short-term restricted cash included within current financial assets, and

ii.	deposits to secure a Calyxt furniture and equipment sale-leaseback for $1.0 million of which $0.4 million are classified as short-term restricted cash included within current financial assets.
Other current financial assets are measured at fair value through profit or loss and are classified as follows within the fair value hierarchy:
Instruments classified under level 1 are measured with reference to quoted prices in active markets; they consist of corporate debt securities and commercial paper. Their nominal value and their fair value amounted to $0.0 million in each case as of June 30, 2021 and to $11.7 million as of December 31, 2020.
9.2 Cash and cash equivalents

	As of December 31, 2020	As of June 30, 2021
	$ in thousands
Cash and bank accounts	164,586	192,661
Money market funds	13,977	13,971
Fixed bank deposits	62,585	41,594

Total cash and cash equivalents	241,148	248,226

Money market funds earn interest and are refundable overnight. Fixed bank deposits have fixed terms that are less than three months or are readily convertible to a known amount of cash.